Average Annual Total Returns		12 Months Ended	60 Months Ended	76 Months Ended	98 Months Ended	108 Months Ended	110 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.39%	10.45%					10.75%
Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.24%	6.51%					8.00%
Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.46%	7.73%					8.32%
Disciplined U.S. Equity Portfolio (Advisor Shares) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%					14.59%
Disciplined U.S. Equity Portfolio (Advisor Shares) | Morningstar Large Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	[2]	15.54%	12.15%					12.56%
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.44%	13.45%					14.61%
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.71%	9.59%					11.48%
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	12.97%	10.19%					11.47%
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.37%	13.59%					14.59%
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%					18.13%
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Morningstar Large Growth Average
Prospectus [Line Items]
Average Annual Return, Percent	[5]	16.10%	11.16%					14.55%
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		14.96%	11.13%		8.31%
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.93%	9.58%		7.18%
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.29%	8.69%		6.53%
Disciplined U.S. Value Equity Portfolio | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.37%	13.59%		14.34%
Disciplined U.S. Value Equity Portfolio | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%		9.77%
Disciplined U.S. Value Equity Portfolio | Morningstar Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[7]	14.97%	11.69%		10.49%
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.23%	12.52%		10.10%
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.46%	10.82%		9.01%
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.80%	9.73%		8.03%
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	17.15%	13.15%		13.95%
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	17.88%	14.42%		14.61%
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%		8.06%
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	12.59%	8.88%		7.31%
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Morningstar Small Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	[10]	7.89%	7.48%		8.78%
Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		39.87%	12.43%					8.02%
Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		39.32%	11.71%					7.51%
Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.51%	10.13%					6.64%
Disciplined International Equity Portfolio (Advisor Shares) | MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.85%	9.46%					8.55%
Disciplined International Equity Portfolio (Advisor Shares) | Morningstar Foreign Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[11]	38.48%	11.40%					8.12%
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.30%	9.05%					10.94%
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.31%	6.72%					9.52%
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	7.54%	6.88%					8.85%
Energy Resilience Portfolio (Advisor Shares) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%					14.59%
Energy Resilience Portfolio (Advisor Shares) | Morningstar Large Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	[13]	14.97%	11.69%					10.49%
SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.89%	9.74%					10.81%
SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.85%)	4.83%					8.07%
SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]	13.18%	7.21%					8.60%
SMID Core Equity Portfolio (Advisor Shares) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	17.37%	13.59%					14.59%
SMID Core Equity Portfolio (Advisor Shares) | Morningstar Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[16]	14.97%	11.69%					10.49%
SMID Core Equity Portfolio (Advisor Shares) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	17.15%	13.15%					14.29%
SMID Core Equity Portfolio (Advisor Shares) | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]	11.91%	7.26%					10.40%
Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		12.74%	10.13%					5.33%
Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.78%	8.17%					4.37%
Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[17]	10.21%	7.81%					4.14%
Long/Short Equity Portfolio (Advisor Shares) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%					14.29%
Long/Short Equity Portfolio (Advisor Shares) | Bloomberg U.S. Treasury Bellwether 3-Month Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]	4.23%	3.23%					2.21%
Long/Short Equity Portfolio (Advisor Shares) | Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]	8.10%	6.37%					5.98%
Long/Short Equity Portfolio (Advisor Shares) | Morningstar Long/Short Average
Prospectus [Line Items]
Average Annual Return, Percent	[20]	10.08%	7.01%					5.74%
Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		18.38%	12.61%					11.27%
Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.92%	9.93%					9.19%
Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[21]	14.09%	9.78%					8.90%
Total Market Plus Equity Portfolio (Advisor Shares) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%					14.29%
Total Market Plus Equity Portfolio (Advisor Shares) | Morningstar Mid-Cap Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[22]	10.24%	10.48%					9.42%
Strategic Equity Portfolio | Strategic Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		14.85%	11.52%					12.60%
Strategic Equity Portfolio | Strategic Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.36%	8.06%					10.17%
Strategic Equity Portfolio | Strategic Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[23]	12.68%	8.71%					9.99%
Strategic Equity Portfolio | Morningstar Large Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	[24]	15.54%	12.15%					12.56%
Strategic Equity Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%					14.82%
Strategic Equity Portfolio | Dow Jones Industrial Average Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.92%	11.58%					13.11%
Equity Income Portfolio | Equity Income Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		10.22%	9.47%			9.81%
Equity Income Portfolio | Equity Income Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.56%	7.38%			8.35%
Equity Income Portfolio | Equity Income Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[25]	8.71%	7.32%			7.82%
Equity Income Portfolio | Morningstar Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[26]	14.97%	11.69%			10.05%
Equity Income Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%			14.91%
Equity Income Portfolio | Russell 1000® Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[27]	15.91%	11.33%			9.61%
Small Cap Equity Portfolio (Advisor Shares) | Advisor
Prospectus [Line Items]
Average Annual Return, Percent		(1.93%)	7.47%					8.73%
Small Cap Equity Portfolio (Advisor Shares) | Advisor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.68%)	5.68%					7.08%
Small Cap Equity Portfolio (Advisor Shares) | Advisor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[28]	0.15%	5.76%					6.80%
Small Cap Equity Portfolio (Advisor Shares) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%					9.62%
Small Cap Equity Portfolio (Advisor Shares) | Morningstar Small Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	[29]	7.89%	7.48%					8.78%
Small Cap Equity Portfolio (Advisor Shares) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[30]	17.15%	13.15%					14.29%
Small Cap Equity Portfolio (Advisor Shares) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[30]	17.88%	14.42%					14.82%
Small Cap Equity Portfolio (Advisor Shares) | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[31]	12.59%	8.88%					9.27%
Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.73%	7.94%					6.82%
Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.21%	5.89%					5.15%
Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.12%	5.62%					4.89%
Secured Options Portfolio (Advisor Shares) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[32]	17.88%	14.42%					14.82%
Secured Options Portfolio (Advisor Shares) | CBOE S&P 500® PutWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.26%	10.57%					7.89%
Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		22.48%	10.44%					7.70%
Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.66%	7.80%					2.32%
Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[33]	14.02%	7.38%					4.19%
Global Secured Options Portfolio (Advisor Shares) | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%					11.72%
Global Secured Options Portfolio (Advisor Shares) | Blended PutWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[34]	12.04%	7.75%					4.98%
Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.59%	10.66%					10.97%
Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.37%	6.67%					8.17%
Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[35]	11.62%	7.89%					8.49%
Disciplined U.S. Equity Portfolio (Institutional Shares) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%					14.59%
Disciplined U.S. Equity Portfolio (Institutional Shares) | Morningstar Large Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	[36]	15.54%	12.15%					12.56%
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		17.70%	13.69%					14.84%
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.98%	9.80%					11.67%
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[37]	13.11%	10.37%					11.65%
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%					18.13%
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Morningstar Large Growth Average
Prospectus [Line Items]
Average Annual Return, Percent	[38]	16.10%	11.16%					14.55%
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[39]	17.37%	13.59%					14.59%
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.23%	12.52%		10.10%
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.46%	10.82%		9.01%
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.80%	9.73%		8.03%
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[40]	17.15%	13.15%		13.95%
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[40]	17.88%	14.42%		14.61%
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%		8.06%
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[41]	12.59%	8.88%		7.31%
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Morningstar Small Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	[42]	7.89%	7.48%		8.78%
Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		39.87%	12.43%					8.02%
Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		39.32%	11.71%					7.51%
Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.51%	10.13%					6.64%
Disciplined International Equity Portfolio (Institutional Shares) | MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.85%	9.46%					8.55%
Disciplined International Equity Portfolio (Institutional Shares) | Morningstar Foreign Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[43]	38.48%	11.40%					8.12%
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.30%	9.05%					10.94%
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.31%	6.72%					9.52%
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[44]	7.54%	6.88%					8.85%
Energy Resilience Portfolio (Institutional Shares) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%					14.59%
Energy Resilience Portfolio (Institutional Shares) | Morningstar Large Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	[45]	14.97%	11.69%					10.49%
SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.89%	9.74%					10.81%
SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.85%)	4.83%					8.07%
SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[46]	13.18%	7.21%					8.60%
SMID Core Equity Portfolio (Institutional Shares) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[47]	17.37%	13.59%					14.59%
SMID Core Equity Portfolio (Institutional Shares) | Morningstar Large Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[47]	14.97%	11.69%					10.49%
SMID Core Equity Portfolio (Institutional Shares) | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[48]	11.91%	7.26%					10.40%
SMID Core Equity Portfolio (Institutional Shares) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[47]	17.15%	13.15%					14.29%
Long/Short Equity Portfolio (Institutional Shares) | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.86%	10.33%	7.60%
Long/Short Equity Portfolio (Institutional Shares) | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.86%	8.36%	6.05%
Long/Short Equity Portfolio (Institutional Shares) | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[49]	10.28%	7.96%	5.84%
Long/Short Equity Portfolio (Institutional Shares) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	15.06%
Long/Short Equity Portfolio (Institutional Shares) | Bloomberg U.S. Treasury Bellwether 3-Month Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[50]	4.23%	3.23%	2.76%
Long/Short Equity Portfolio (Institutional Shares) | Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[51]	8.10%	6.37%	6.65%
Long/Short Equity Portfolio (Institutional Shares) | Morningstar Long/Short Average
Prospectus [Line Items]
Average Annual Return, Percent	[52]	10.08%	7.01%	7.14%
Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		18.38%	12.61%					11.27%
Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.92%	9.93%					9.19%
Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[53]	14.09%	9.78%					8.90%
Total Market Plus Equity Portfolio (Institutional Shares) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%					14.29%
Total Market Plus Equity Portfolio (Institutional Shares) | Morningstar Mid-Cap Value Average
Prospectus [Line Items]
Average Annual Return, Percent	[54]	10.24%	10.48%					9.42%
Small Cap Equity Portfolio (Institutional Shares) | Institutional
Prospectus [Line Items]
Average Annual Return, Percent		(1.72%)	7.68%					8.95%
Small Cap Equity Portfolio (Institutional Shares) | Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.39%)	5.96%					7.34%
Small Cap Equity Portfolio (Institutional Shares) | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[55]	0.21%	5.92%					6.98%
Small Cap Equity Portfolio (Institutional Shares) | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%					9.62%
Small Cap Equity Portfolio (Institutional Shares) | Morningstar Small Blend Average
Prospectus [Line Items]
Average Annual Return, Percent	[56]	7.89%	7.48%					8.78%
Small Cap Equity Portfolio (Institutional Shares) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[57]	17.15%	13.15%					14.29%
Small Cap Equity Portfolio (Institutional Shares) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[57]	17.88%	14.42%					14.82%
Small Cap Equity Portfolio (Institutional Shares) | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[58]	12.59%	8.88%					9.27%
Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio - Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.93%	8.16%				7.12%
Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio - Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	6.11%				5.29%
Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio - Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.23%	5.79%				5.05%
Secured Options Portfolio (Institutional Shares) | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[59]	17.88%	14.42%				15.36%
Secured Options Portfolio (Institutional Shares) | CBOE S&P 500® PutWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.26%	10.57%				7.99%
Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		22.48%	10.44%					7.70%
Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio - Advisor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.66%	7.80%					2.32%
Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio - Advisor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[60]	14.02%	7.38%					4.19%
Global Secured Options Portfolio (Institutional Shares) | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%					11.72%
Global Secured Options Portfolio (Institutional Shares) | Blended PutWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[61]	12.04%	7.75%					4.98%

[1]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[2]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[3]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[4]	The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
[5]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[6]	The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
[7]	The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[8]	Effective February 28, 2026, the Portfolio’s primary broad-based index changed from the S&P 500 Index to the Russell 3000 Index to more closely reflect the types of securities in which the Portfolio invests.
[9]	Effective February 28, 2026, the Portfolio added the Russell 2000 Value Index to compare the Portfolio’s performance to an index composed of securities similar to those held by the Portfolio.
[10]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[11]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[12]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[13]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[14]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[15]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.
[16]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.
[17]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[18]	The performance of the Bloomberg U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio’s cash position.
[19]	The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.
[20]	The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[21]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[22]	The Morningstar Mid-Cap Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[23]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[24]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[25]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[26]	The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[27]	The Russell 1000® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for large cap stocks.
[28]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[29]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[30]	Effective February 28, 2026, the Portfolio’s primary broad-based index changed from the S&P 500 Index to the Russell 3000 Index to more closely reflect the types of securities in which the Portfolio invests,
[31]	Effective February 28, 2026, the Portfolio removed the Russell 2000 Value Index as an additional performance benchmark. The existing secondary performance benchmark, the Russell 2000 Index, is included so that investors may compare the Portfolio’s performance with an index that more closely reflects the types of securities held in the Portfolio.
[32]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad- based index that represents the overall domestic equity market.
[33]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[34]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.
[35]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[36]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[37]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

[38]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[39]	The Russell 1000® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
[40]	Effective February 28, 2026, the Portfolio’s primary broad-based index changed from the S&P 500 Index to the Russell 3000 Index to more closely reflect the types of securities in which the Portfolio invests.
[41]	Effective February 28, 2026, the Portfolio added the Russell 2000 Value Index to compare the Portfolio’s performance to an index composed of securities similar to those held by the Portfolio.
[42]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[43]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[44]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[45]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[46]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[47]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.
[48]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.
[49]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[50]	The performance of the Bloomberg U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio’s cash position.
[51]	The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.
[52]	The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[53]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[54]	The Morningstar Mid-Cap Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[55]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[56]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[57]	Effective February 28, 2026, the Portfolio’s primary broad-based index changed from the S&P 500 Index to the Russell 3000 Index, to more closely reflect the types of securities in which the Portfolio invests.
[58]	Effective February 28, 2026, the Portfolio removed the Russell 2000 Value Index as an additional performance benchmark. The existing secondary performance benchmark, the Russell 2000 Index, is included so that investors may compare the Portfolio’s performance with an index that more closely reflects the types of securities held in the Portfolio.
[59]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
[60]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[61]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.